SLM Student Loan Trust 2007-5
Quarterly Servicing Report

Distribution Date	10/25/2007
Collection Period	07/19/2007 — 09/30/2007

SLM Funding LLC —	Depositor
Sallie Mae Inc. —	Servicer and Administrator
Deutsche Bank —	Indenture Trustee
Bank of New York Trust Company, N.A. —	Eligible Lender Trustee
Southwest Student Services Corp —	Excess Distribution Certificateholder

I. 2007-5 Deal Parameters

	Student Loan Portfolio Characteristics		07/19/2007	Activity	09/30/2007
A	i	Portfolio Balance	$1,699,333,184.05	$724,675,923.87	$2,424,009,107.92
	ii	Interest to be Capitalized	3,491,078.00		5,695,993.66

	iii	Total Pool	$1,702,824,262.05		$2,429,705,101.58
	iv	Capitalized Interest	85,000,000.00		85,000,000.00
	v	Add-on Consolidation Loan Account Balance	7,000,000.00		2,515,628.25
	vi	Prefunding Account	772,044,233.00		0.00
	vii	Specified Reserve Account Balance	6,250,000.00		6,080,551.82

	viii	Total Adjusted Pool	$2,573,118,495.05		$2,523,301,281.65

B	i	Weighted Average Coupon (WAC)	6.224%		6.250%
	ii	Weighted Average Remaining Term	274.21		271.70
	iii	Number of Loans	109,965		155,530
	iv	Number of Borrowers	64,946		92,115
	v	Aggregate Outstanding Principal Balance - T-Bill	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-bill--Other *	$10,725,226		$14,073,214
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$1,692,099,036		$2,415,631,888
	viii	Pool Factor	1.000000000		0.972888292

	Notes			Spread	Exchange Ratio	Balance 7/19/2007	Balance 10/25/2007
C	i	A-1 Notes	78443F AA5	-0.010%	1.00000	$222,000,000.00	$174,113,213.21
	ii	A-2 Notes	78443F AB3	0.000%	1.00000	$201,000,000.00	$201,000,000.00
	iii	A-3 Notes	78443F AC1	0.030%	1.00000	$313,000,000.00	$313,000,000.00
	iv	A-4 Notes	78443F AD9	0.060%	1.00000	$286,000,000.00	$286,000,000.00
	v	A-5 Notes	78443F AE7	0.080%	1.00000	$342,000,000.00	$342,000,000.00
	vi	A-6 Notes	78443F AF4	0.110%	1.00000	$1,149,512,000.00	$1,149,512,000.00
	vii	B-1 Notes	78443F AG2	0.140%	1.00000	$37,538,000.00	$37,538,000.00
	ix	B-2 Notes	78443F AJ6	Auction	1.00000	$40,200,000.00	$40,200,000.00

	Reserve Account		07/19/2007	10/25/2007
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$6,250,000.00	$0.00
	iii	Specified Reserve Acct Balance ($)	$6,250,000.00	$6,080,551.82
	iv	Reserve Account Floor Balance ($)	$3,750,000.00	$3,750,000.00
	v	Current Reserve Acct Balance ($)	$6,250,000.00	$6,080,551.82

	Other Accounts		07/19/2007	10/25/2007
E	i	Supplemental Loan Purchase Account	$18,131,504.73	$0.00
	ii	Prefunding Account	$772,044,233.00	$0.00
	iii	Add-on Consolidation Loan Account	$7,000,000.00	$2,515,628.25
	iv	Capitalized Interest Account	$85,000,000.00	$85,000,000.00
	v	Future Distribution Account	$0.00	$12,655,390.97
	vi	Floor Income Rebate Account	$0.00	$63,897.15

	Asset/Liability		07/19/2007	10/25/2007
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acct	$2,591,249,999.78	$2,523,301,281.65
	ii	Total Outstanding Balance Notes (converted to USD)	$2,591,250,000.00	$2,543,363,213.21
	iii	Difference	$(0.22)	$(20,061,931.56)
	iv	Parity Ratio	1.00000	0.99211

*	Please see pg A-2 of Annex A in the prospectus supplement for more information on the “T-Bill—Other” designation.

II.2007-5		Transactions from:	07/19/2007	through:	09/30/2007
A	Student Loan Principal Activity
	i	Regular Principal Collections			$52,287,312.22
	ii	Principal Collections from Guarantor			357,490.14
	iii	Principal Reimbursement			2,183,753.51
	iv	Other System Adjustments			0.00

	v	Total Principal Collections			$54,828,555.87
B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments			$5,710.59
	ii	Capitalized Interest			(5,250,008.68)

	iii	Total Non-Cash Principal Activity			$(5,244,298.09)
C	Student Loan Principal Purchases				$(774,260,181.65)
D	Total Student Loan Principal Activity				$(724,675,923.87)

E	Student Loan Interest Activity
	i	Regular Interest Collection			$14,709,001.31
	ii	Interest Claims Received from Guarantors			4,610.75
	iii	Collection Fees/Returned Items			523.79
	iv	Late Fee Reimbursements			74,988.79
	v	Interest Reimbursemen			19,963.43
	vi	Other System Adjustments			0.00
	vii	Special Allowance Paymen			0.00
	viii	Subsidy Payments			0.00

	ix	Total Interest Collections			$14,809,088.07
F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment			$(2,141.69)
	ii	Capitalized Interest			5,250,008.68

	iii	Total Non-Cash Interest Adjustments			$5,247,866.99
G	Student Loan Interest Purchase				$(2,823,501.89)
H	Total Student Loan Interest Activit				$17,233,453.17

I	Non-Reimbursable Losses During Collection Period				$0.00
J	Cumulative Non-Reimbursable Losses to Date				$0.00

III. 2007-5 Collection Account Activity 07/19/2007 through 09/30/2007

A	Principal Collections
	i	Principal Payments Received	$17,939,398.81
	ii	Consolidation Principal Payments	34,705,403.55
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	134,743.82
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Principal	2,049,009.69

	vii	Total Principal Collection	$54,828,555.87

B	Interest Collections
	i	Interest Payments Received	$14,403,491.48
	ii	Consolidation Interest Payments	310,120.58
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.00
	vi	Re-purchased Interest	19,963.43
	vii	Collection Fees/Return Items	523.79
	viii	Late Fees	74,988.79

	ix	Total Interest Collections	$14,809,088.07

C	Other Reimbursements		$110,872.66

D	Reserves in Excess of the Requirement		$169,448.18

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$2,916,428.62

G	Funds borrowed during previous distribution		$0.00

H	Funds borrowed from subsequent distribution		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$18,131,504.73

J	Excess Transferred from Add-on Consolidation Loan Account		$0.00

K	Excess Transferred from Pre-Funding Account		$2,266,848.11

L	Funds Released from Capitalized Interest Account		$0.00

M	Initial Deposits into Collection Account		$1,110,000.00

	TOTAL AVAILABLE FUNDS		$94,342,746.24
	LESS FUNDS PREVIOUSLY REMITTED/SET ASIDE:
	i	Servicing Fees to Servicer	$(307,272.95)
	ii	Floor Income Rebate Fees to Dept. of Education	$0.00
	iii	Consolidation Loan Rebate Fees to Dept. of Education	$(6,470,804.50)
	iv	Funds Allocated to the Future Distribution Account	$(24,400,011.14)
	v	Funds Released from the Future Distribution Account	$22,846,659.30
	vi	Funds Allocated to the Floor Income Rebate Account	$(63,897.15)
	vii	Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$85,947,419.80

O	Servicing Fees Due for Current Period		$305,273.83

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$325,273.83

IV. 2007-5 Future Distribution Account Activity

A	Account Reconciliation

	i	Beginning Balance	07/19/2007	$—
	ii	Total Allocations for Distribution Period (to future distribution account)		$24,400,011.14
	iii	Total Payments for Distribution Period (from future distribution account)		$(1,553,351.84)
	iv	Adjustment for Rounding		$0.00
	v	Funds Released to the Collection Account (from future distribution account)		$(22,846,659.30)

	vi	Total Balance Prior to Current Month Allocations		$0.00

	vii	Ending Balance	10/25/2007	$12,655,390.97

B	Monthly Allocations to the Future Distribution Account

	Monthly Allocation Date		07/25/2007
	i	Primary Servicing Fees		$—
	ii	Administration fees		—
	iii	Broker Dealer and Auction Agent Fees		8,849.59
	iv	Interest Accrued on the Notes		306,860.00

	v	Total Allocations		$315,709.59

	Monthly Allocation Date		08/27/2007
	i	Primary Servicing Fees		$1,026,326.48
	ii	Administration fees		6,666.67
	iii	Broker Dealer and Auction Agent Fees		5,132.76
	iv	Interest Accrued on the Notes		11,171,844.69
	v	Total Allocations		$12,209,970.60

	Monthly Allocation Date		09/25/2007
	i	Primary Servicing Fees		$305,273.83
	ii	Administration fees		6,666.67
	iii	Broker Dealer and Auction Agent Fees		5,309.75
	iv	Interest Accrued on the Notes		11,557,080.70

	v	Total Allocations		$11,874,330.95

C	Total Future Distribution Account Deposits Previously Allocated			$24,400,011.14

D	Current Month Allocations		10/25/2007
	i	Primary Servicing Fees		$303,001.14
	ii	Administration fees		6,666.67
	iii	Broker Dealer and Auction Agent Fees		5,663.73
	iv	Interest Accrued on the Class A Notes		12,340,059.43

	v	Allocations on the Distribution Date		$12,655,390.97

V. 2007-5 Auction Rate Security Detail

A	Auction Rate Securities - Payments During Distribution Period

	Payment	Security	Interest	No. of				Broker/Dealer	Auction Agent
i	Date *	Description	Rate	Days	Start Date	End Date	Interest Payment	Fees	Fees
	08/10/2007	SLM 2007-5 B-2	5.300000%	22	07/19/2007	08/10/2007	$130,203.33	$3,685.00	$208.82
	09/07/2007	SLM 2007-5 B-2	5.650000%	28	08/10/2007	09/07/2007	$176,656.67	$4,690.00	$265.77
	10/05/2007	SLM 2007-5 B-2	6.600000%	28	09/07/2007	10/05/2007	$206,360.00	$4,690.00	$265.77

*	The record date for an auction rate security is two New York business days prior to the payment date.

	ii	Auction Rate Note Interest Paid During Distribution Period	$513,220.00
	iii	Broker/Dealer Fees Paid During Distribution Period 07/19/2007 - 10/25/2007	13,065.00
	iv	Auction Agent Fees Paid During Distribution Period 07/19/2007 - 10/25/2007	740.36
	v	Primary Servicing Fees Remitted to the Servicer 07/19/2007 - 10/25/2007	1,026,326.48

	vi	Total	$1,553,351.84
		- Less: Auction Rate Security Interest Payments due on the Distribution Date	$—
		- Less: Auction Rate Security Broker Dealer Fees due on the Distribution Date	$—
		- Less: Auction Rate Security Auction Agent Fees due on the Distribution Date	$—

B	Total Payments Out of Future Distribution Account During Distribution Period		$1,553,351.84

C	Funds Released to Collection Account		$22,846,659.30

D	Auction Rate Student Loan Rates	Aug-07	Sep-07
		6.820%	6.811%

VI. 2007-5 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	07/19/2007	09/30/2007	07/19/2007	09/30/2007	07/19/2007	09/30/2007	07/19/2007	09/30/2007	07/19/2007	09/30/2007
INTERIM:
In Schoo

Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace

Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT

Active

Current	6.415%	6.384%	89,646	97,396	81.522%	62.622%	$1,361,221,838.95	$1,472,606,195.13	79.939%	60.751%
31-60 Days Delinquent	5.397%	6.516%	348	17,660	0.316%	11.355%	6,116,454.92	247,227,848.86	0.359%	10.199%
61-90 Days Delinquent	5.486%	6.289%	53	2,404	0.048%	1.546%	814,567.57	34,996,306.23	0.048%	1.444%
91-120 Days Delinquent	4.851%	5.269%	13	331	0.012%	0.213%	277,270.72	5,467,257.47	0.016%	0.226%
> 120 Days Delinquent	5.109%	4.947%	27	339	0.025%	0.218%	526,836.95	5,543,737.81	0.031%	0.229%

Deferment
Current	5.329%	5.680%	16,429	26,749	14.940%	17.199%	262,214,261.27	442,983,137.46	15.399%	18.275%

Forbearance
Current	5.975%	6.261%	3,441	10,612	3.129%	6.823%	71,510,412.36	214,666,684.80	4.200%	8.856%

TOTAL REPAYMENT	6.224%	6.251%	109,957	155,491	99.993%	99.975%	$1,702,681,642.74	$2,423,491,167.76	99.992%	99.979%

Claims in Process (1)	6.481%	6.152%	8	39	0.007%	0.025%	$142,619.31	$517,940.16	0.008%	0.021%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	6.224%	6.250%	109,965	155,530	100.000%	100.000%	$1,702,824,262.05	$2,424,009,107.92	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 mont

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurch

*	Percentages may not total 100% due to rounding.

VII. 2007-5 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$27,454,871.03
B	Interest Subsidy Payments Accrued During Collection Period	1,821,601.72
C	Special Allowance Payments Accrued During Collection Period	8,442,895.81
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	2,916,428.62
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Consolidation Loan Rebate Fees	(6,470,804.50)

G	Net Expected Interest Collections	$34,164,992.68
VIII. 2007-5 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.014569170	07/19/2007 - 10/25/2007	1 NY Business Day	5.35194%	LIBOR
B	Class A-2 Interest Rate	0.014596392	07/19/2007 - 10/25/2007	1 NY Business Day	5.36194%	LIBOR
C	Class A-3 Interest Rate	0.014678059	07/19/2007 - 10/25/2007	1 NY Business Day	5.39194%	LIBOR
D	Class A-4 Interest Rat	0.014759726	07/19/2007 - 10/25/2007	1 NY Business Day	5.42194%	LIBOR
F	Class A-5 Interest Rate	0.014814170	07/19/2007 - 10/25/2007	1 NY Business Day	5.44194%	LIBOR
G	Class A-6 Interest Ra	0.014895837	07/19/2007 - 10/25/2007	1 NY Business Day	5.47194%	LIBOR
H	Class B-1 Interest Ra	0.014977503	07/19/2007 - 10/25/2007	1 NY Business Day	5.50194%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

IX. 2007-5 Inputs From Initial Period 07/19/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$1,699,333,184.05
	ii	Interest To Be Capitalized	3,491,078.00

	iii	Total Pool	$1,702,824,262.05
	iv	Capitalized Interest	85,000,000.00
	v	Prefunding Account Balance	772,044,233.00
	vi	Add-on Consolidation Loan Account Balance	7,000,000.00
	vii	Specified Reserve Account Balance	6,250,000.00

	viii	Total Adjusted Pool	$2,573,118,495.05

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,591,250,000.00

D	Note Balance	07/19/2007	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B-1	Class B-2
	i Current Factor		1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance		$222,000,000.00	$201,000,000.00	$313,000,000.00	$286,000,000.00	$342,000,000.00	$1,149,512,000.00	$37,538,000.00	$40,200,000.00

	iii Note Principal Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance									$6,250,000.00
F	Unpaid Primary Servicing Fees from Prior Month(s)									$0.00
G	Unpaid Administration fees from Prior Quarter(s									$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)									$0.00
I	Interest Due on Unpaid Carryover Servicing Fee									$0.00

X. 2007-5 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$85,947,419.80	$85,947,419.80

B	Primary Servicing Fees — Current Month		$305,273.83	$85,642,145.97

C	Administration Fee		$20,000.00	$85,622,145.97

D	Broker/Dealer Fees Due 10/25/2007		$0.00	$85,622,145.97
	Auction Agent Fees Due 10/25/2007		$0.00	$85,622,145.97

E	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$3,234,355.74	$82,387,790.23
	ii	Class A-2	$2,933,874.84	$79,453,915.39
	iii	Class A-3	$4,594,232.43	$74,859,682.96
	iv	Class A-4	$4,221,281.51	$70,638,401.45
	vi	Class A-5	$5,066,446.14	$65,571,955.31
	vii	Class A-6	$17,122,943.00	$48,449,012.31
	viii	Total Class A Interest Distribution	$37,173,133.66

F	Class B Noteholders’ Interest Distribution Amount
	i	Class B-1	$562,225.52	$47,886,786.79
	iii	Class B-2	$0.00	$47,886,786.79
	iv	Total Class B Interest Distribution	$562,225.52

G	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$47,886,786.79	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	vi	Class A-5	$0.00	$0.00
	vii	Class A-6	$0.00	$0.00
	viii	Total Class A Principal Distribution	$47,886,786.79

H	Class B Noteholders’ Principal Distribution Amount
	i	Class B-1	$0.00	$0.00
	iii	Class B-2	$0.00	$0.00
	iv	Total Class B Principal Distribution	$0.00

I	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

J	Carryover Servicing Fees		$0.00	$0.00

K	ARS Noteholders Carryover Amounts		$0.00	$0.00

L	Excess to Certificateholder		$0.00	$0.00

XI. 2007-5 Account Reconciliations

A	Reserve Account

	i	Initial Deposit	$6,250,000.00
	ii	Deposits to correct Shortfall	$—
	iii	Total Reserve Account Balance Available	$6,250,000.00
	iv	Required Reserve Account Balance	$6,080,551.82
	v	Shortfall Carried to Next Period	$—
	vi	Excess Reserve — Release to Collection Account	$169,448.18

	vii	Ending Reserve Account Balance	$6,080,551.82

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		08/02/2007
	i	Initial Deposit	$18,131,504.73
	ii	Supplemental Loan Purchases	$—
	iii	Transfers to Collection Account	$(18,131,504.73)

	iv	Ending Balance	$—

C	Prefunding Account
	Pre-Funding Period end date		09/30/2007
	i	Beginning Balance	$772,044,233.00
	ii	Loans Funded	$(769,777,384.89)
	iii	Transfers to Collection Account	$(2,266,848.11)

	iv	Ending Balance	$0.00

D	Add-on Consolidation Loan Account
	Consolidation Loan Add-on Period end date		03/31/2008
	i	Initial Deposit	$7,000,000.00
	ii	Add-on Loans Funded	$(4,484,371.75)
	iii	Transfers to Collection Account	$—

	iv	Ending Balance	$2,515,628.25

E	Capitalized Interest Account
	Capitalized Interest Account Release Date		10/25/2009
	i	Initial Deposit	$85,000,000.00
	ii	Transfers to Collection Account	$—

	iii	Ending Balance	$85,000,000.00

F	Floor Income Rebate Accoun
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$63,897.15
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$63,897.15

XII. 2007-5 Trigger Events

A	Has Stepdown Date Occurred?		N
	The Stepdown Date is the earlier of (1) 07/25/2013 or (2) the first date on which no class A notes remain outstanding.

B	Note Balance Trigger

	i	Notes Outstanding (after application of available funds)	$2,543,363,213.21

	ii	Adjusted Pool Balance	$2,523,301,281.65

	iii	Note Balance Trigger Event Exists (i > ii)	Y

	After the Stepdown Date, a trigger event in existence results in a Class B Percentage of 0.

	Class A Percentage		100.00%
	Class B Percentage		0.00%

C	Other Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,424,009,107.92
	ii	Borrower Interest Accrued	27,454,871.03
	iii	Interest Subsidy Payments Accrued	1,821,601.72
	iv	Special Allowance Payments Accrued	8,442,895.81
	v	Reserve Account Balance (after any reinstatement)	6,080,551.82
	vi	Capitalized Interest Account Balance	85,000,000.00
	vii	Pre-Funding Account Balance	0.00
	viii	Add-On Account Balance	2,515,628.25

	ix	Total	$2,555,324,656.55
	x	Less: Specified Reserve Account Balance	(6,080,551.82)

	xi	Total	$2,549,244,104.73

	xii	Class A Notes Outstanding (US$ equivalent, after application of available funds)	$2,465,625,213.21

	xiii	Insolvency Event or Event of Default Under Indenture	N

	xiiii	Available Funds Applied to Class A Noteholders' Distribution Amount Before
		Any Amounts are Applied to the Class B Noteholders' Distribution Amount
		(xi > x or xii = Y)	N

XIII. 2007-5 Distributions

		Distribution Amounts	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6	Class B-1	Class B-2
A	i	Quarterly Interest Due	$3,234,355.74	$2,933,874.84	$4,594,232.43	$4,221,281.51	$5,066,446.14	$17,122,943.00	$562,225.52	$0.00
	ii	Quarterly Interest Paid	3,234,355.74	2,933,874.84	4,594,232.43	4,221,281.51	5,066,446.14	17,122,943.00	562,225.52	0.00

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$67,948,718.35	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Pai	47,886,786.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$20,061,931.56	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$51,121,142.53	$2,933,874.84	$4,594,232.43	$4,221,281.51	$5,066,446.14	$0.00	$0.00	$0.00

B	Principal Distribution Reconciliatio
	i	Notes Outstanding Principal Balance	09/30/2007	$2,591,250,000.00
	ii	Adjusted Pool Balance	09/30/2007	2,523,301,281.65

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$67,948,718.35

	iv	Adjusted Pool Balance	07/19/2007	$2,573,118,495.05
	v	Adjusted Pool Balance	09/30/2007	2,523,301,281.65

	vi	Current Principal Due (iv-v)		$49,817,213.40
	vii	Notes issued exceeding pool balance		18,131,504.95

	viii	Principal Distribution Amount (vi + vii		$67,948,718.35

	ix	Principal Distribution Amount Paid
		USD		$47,886,786.79

	x	Principal Shortfall (viii - ix		$20,061,931.56

C	Total Interest Distribution
		USD		$37,735,359.18

				Paydown		Next ARS
	Note Balances		07/19/2007	Factor	10/25/2007	Payment Date
F	i	A-1 Note Balance 78443F AA5	$222,000,000.00		$174,113,213.21
		A-1 Note Pool Factor	1.000000000	0.215706247	0.784293753

	ii	A-2 Note Balance 78443F AB3	$201,000,000.00		$201,000,000.00
		A-2 Note Pool Factor	1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance 78443F AC1	$313,000,000.00		$313,000,000.00
		A-3 Note Pool Factor	1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance 78443F AD9	$286,000,000.00		$286,000,000.00
		A-4 Note Pool Factor	1.000000000	0.000000000	1.000000000

	v	A-5 Note Balance 78443F AE7	$342,000,000.00		$342,000,000.00
		A-5 Note Pool Factor	1.000000000	0.000000000	1.0000000000

	vi	A-6 Note Balance 78443F AF4	$1,149,512,000.00		$1,149,512,000.00
		A-6 Note Pool Factor	1.0000000000	0.000000000	1.0000000000

	vii	B-1 Note Balance 78443F AG2	$37,538,000.00		$37,538,000.00
		B-1 Note Pool Factor	1.0000000000	0.000000000	1.0000000000

	viii	B-2 Note Balance 78443F AJ6	$40,200,000.00		$40,200,000.00	11/22/2007
		B-2 Note Pool Factor	1.000000000	0.000000000	1.000000000

XIV. 2007-5 Historical Pool Information

			07/19/07-09/30/07

Beginning Student Loan Portfolio Balance			$1,699,333,184.05

	Student Loan Principal Activity
	i	Regular Principal Collections	$52,287,312.22
	ii	Principal Collections from Guarantor	357,490.14
	iii	Principal Reimbursement	2,183,753.51

	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$54,828,555.87
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$5,710.59
	ii	Capitalized Interest	(5,250,008.68)
	iii	Total Non-Cash Principal Activity	$(5,244,298.09)

	Student Loan Principal Purchases		$(774,260,181.65)

(-)	Total Student Loan Principal Activity		$(724,675,923.87)

	Student Loan Interest Activity
	i	Regular Interest Collections	$14,709,001.31
	ii	Interest Claims Received from Guarantor	4,610.75

	iii	Collection Fees/Returned Items	523.79
	iv	Late Fee Reimbursements	74,988.79
	v	Interest Reimbursements	19,963.43
	vi	Other System Adjustments	0.00

	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$14,809,088.07

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(2,141.69)
	ii	Capitalized Interest	5,250,008.68

	iii	Total Non-Cash Interest Adjustments	$5,247,866.99

	Student Loan Interest Purchases		$(2,823,501.89)

	Total Student Loan Interest Activity		$17,233,453.17

(=)	Ending Student Loan Portfolio Balanc		$2,424,009,107.92

(+)	Interest to be Capitalize		$5,695,993.66

(=)	TOTAL POOL		$2,429,705,101.58

(+)	Capitalized Interest		$85,000,000.00

(+)	Add-on Consolidation Loan Account Balanc		$2,515,628.25

(+)	Reserve Account Balanc		$6,080,551.82

(+)	Prefunding Account balanc		$0.00

(=)	Total Adjusted Poo		$2,523,301,281.65

XV. 2007-5 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *

Oct-07	$2,429,705,102	0.00%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s prefunding cutoff date.